Share-Based and Other Deferred Compensation Share Based and Other Deferred Compensation (Tables)	12 Months Ended
Dec. 31, 2016
2006 and 2016 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Nonvested Share Activity [Table Text Block]
The following table summarizes activity related to Service-based Awards during the year ended December 31, 2016:

	Service-based Awards
	Number of Shares	Grant Date Weighted Average Fair Value
Unvested Balance at January 1, 2016	5,634	$261,603
Granted	4,044	208,833
Modified	—	—
Forfeited	(181)	(8,758)
Vested	(2,609)	(115,230)
Unvested Balance at December 31, 2016	6,888	$346,448

Evercore ISI [Member] | Acquisition Related [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Nonvested Share Activity [Table Text Block]
The following tables summarize activity related to the Acquisition-related Awards for the Company's equities business during the year ended December 31, 2016. In these tables, awards whose performance conditions have not yet been achieved are reflected as unvested:

	Class E LP Units
	Number of Units	Grant Date Weighted Average Fair Value
Unvested Balance at January 1, 2016	771	$39,525
Granted	4	203
Modified	—	—
Forfeited	(5)	(270)
Vested/Performance Achieved	(389)	(19,755)
Unvested Balance at December 31, 2016	381	$19,703

	Class G LP Interests		Class H LP Interests
	Number of Interests	Grant Date Weighted Average Fair Value	Number of Interests	Grant Date Weighted Average Fair Value
Unvested Balance at January 1, 2016	1,075	$55,623	4,083	$211,365
Granted	6	308	33	1,752
Modified	—	—	—	—
Forfeited	(6)	(303)	(33)	(1,729)
Vested/Performance Achieved	(364)	(18,811)	(37)	(1,933)
Unvested Balance at December 31, 2016	711	$36,817	4,046	$209,455